UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09917
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SENTINEL VARIABLE PRODUCTS TRUST
--------------------------------
(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE
MONTPELIER, VT 05604
-------------------------
(Address of principal executive offices)(Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC.
ONE NATIONAL LIFE DRIVE
MONTPELIER, VT 05604
---------------------------------------
(Name and address of agent for service)

(802)229-3113
--------------
(Registrant's telephone number, including area code)

Date of fiscal year end: 12/31/12 ---------- Date of reporting period:03/31/12

ITEM 1. Schedule of Investments (follows)

Sentinel Variable Products Balanced Fund
(Unaudited)
Fund Profile (Unaudited)
at March 31, 2012

Portfolio Weightings
Asset Category	Percent of Net Assets
Domestic Common Stocks	66.6%
U.S. Government Obligations	27.2%
Foreign Stocks & ADR's	3.0%
Cash and Other	3.2%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	2.1%	FGLMC C03764	3.50%	02/01/42	4.7%
Int'l. Business Machines Corp.	1.9%	FED HM LN PC POOL A86980	4.50%	07/01/39	4.4%
United Technologies Corp.	1.8%	FED HM LN PC POOL C03613	4.00%	11/01/40	3.6%
Honeywell Int'l., Inc.	1.5%	FNMA AB0074	5.00%	02/01/35	3.1%
American Express Co.	1.2%	FNMA 735997	5.50%	11/01/35	3.0%
Noble Energy, Inc.	1.2%	FGLMC A79255	5.00%	11/01/37	2.9%
Procter & Gamble Co.	1.2%	FNMA 891386	5.50%	10/01/35	2.3%
Microsoft Corp.	1.2%	FED HM LN PC POOL G08372	4.50%	11/01/39	1.9%
Chevron Corp.	1.2%	FNMA POOL AD3110	5.00%	04/01/40	1.3%
Merck & Co., Inc.	1.2%	Total of Net Assets			27.2%
Total of Net Assets	14.5%

Average Effective Duration (for all Fixed Income Holdings) 3.4 years**
*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Schedule of Investments
at March 31, 2012 (Unaudited)

	Principal			Principal				Space
	Amount	Value		Amount	Value			Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		Shares	(Note 2)
U.S. Government Obligations 27.2%			Federal National Mortgage			Gap, Inc.	4,300	$ 112,402
U.S. Government Agency			Association 9.7%			McDonald's Corp.	1,000	98,100
Obligations 27.2%			Mortgage-Backed Securities:			McGraw-Hill Cos., Inc.	2,500	121,175
Federal Home Loan Mortgage			30-Year:			Nike, Inc.	1,000	108,440
Corporation 17.5%			FNMA AB0074			Omnicom Group, Inc.	2,500	126,625
Mortgage-Backed Securities:			5%, 02/01/35	466 M	$ 508,034	Time Warner Cable, Inc.	1,200	97,800
30-Year:			FNMA 891386
FGLMC A79255			5.5%, 10/01/35	346 M	378,453	Time Warner, Inc.	3,000	113,250
5%, 11/01/37	440 M	$ 474,190	FNMA 735997			TJX Cos., Inc.	4,000	158,840
			5.5%, 11/01/35	442 M	483,524			1,084,182
FED HM LN PC POOL A86980			FNMA POOL AD3110			Consumer Staples 6.6%
4.5%, 07/01/39	669 M	712,238	5%, 04/01/40	190 M	206,710	Altria Group, Inc.	2,000	61,740
			Total Federal National Mortgage			CVS Caremark Corp.	1,500	67,200
FED HM LN PC POOL G08372			Association		1,576,721
4.5%, 11/01/39	298 M	316,509	Total U.S. Government Obligations			HJ Heinz Co.	2,000	107,100
			(Cost $4,403,766)		4,433,365	Kellogg Co.	2,500	134,075
FED HM LN PC POOL C03613					Space	Kraft Foods, Inc.	2,500	95,025
4%, 11/01/40	558 M	584,033			Value	PepsiCo, Inc.	2,000	132,700
FGLMC C03764				Shares	(Note 2)	Philip Morris Int'l., Inc.	1,500	132,915
3.5%, 02/01/42	749 M	769,674	Domestic Common Stocks 66.6%
Total Federal Home Loan Mortgage			Consumer Discretionary 6.7%			Procter & Gamble Co.	2,900	194,909
Corporation		2,856,644	Comcast Corp.	5,000	147,550	Wal-Mart Stores, Inc.	2,500	153,000
								1,078,664

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Balanced Fund

(Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Energy 7.8%			General Electric Co.	7,500	$ 150,525	Germany 1.1%
Chevron Corp.	1,800	$ 193,032	Honeywell Int'l., Inc.	4,000	244,200	SAP AG ADR	2,500	$ 174,550
EOG Resources, Inc.	1,000	111,100	L-3 Communications Holdings, Inc.	1,500	106,155	Mexico 0.6%
ExxonMobil Corp.	4,000	346,920
Marathon Oil Corp.	2,500	79,250	Northrop Grumman Corp.	1,700	103,836	America Movil SA de CV ADR	4,000	99,320
McDermott Int'l., Inc.*	3,000	38,430	Tyco Int'l. Ltd.	1,500	84,270	United Kingdom 0.6%
Noble Energy, Inc.	2,000	195,560	Union Pacific Corp.	1,000	107,480	Diageo PLC ADR	1,000	96,500
			United Technologies Corp.	3,500	290,290	Total Foreign Stocks & ADR's
Schlumberger Ltd.	2,500	174,824				(Cost $311,627)		478,970
Transocean Ltd.	1,000	54,700	Waste Management, Inc.	1,000	34,960
					1,644,850	Institutional Money Market Funds 4.1%
Weatherford Int'l. Ltd.*	4,600	69,414				State Street Institutional US
		1,263,230	Information Technology 13.0%			Government Money Market Fund
Financials 8.6%			Accenture PLC	1,500	96,750	(Cost $667,257)	667,257	667,257
ACE Ltd.	1,500	109,800	Activision Blizzard, Inc.	7,500	96,150
			Broadcom Corp.	3,000	117,900		Principal
American Express Co.	3,500	202,510					Amount	Value
Bank of America Corp.	5,000	47,850	Check Point Software				(M=$1,000)	(Note 2)
			Technologies Ltd.*	2,000	127,680	Corporate Short-term Notes 3.7%
Bank of New York Mellon Corp.	3,800	91,694	Cisco Systems, Inc.	6,000	126,900	Toyota Motor Credit Corp.
Chubb Corp.	2,000	138,220	Dell, Inc.*	5,000	83,000	0.03%, 04/12/12
Goldman Sachs Group, Inc.	1,100	136,807	EMC Corp.*	5,000	149,400	(Cost $599,995)	600 M	599,995
JPMorgan Chase & Co.	2,500	114,950	Intel Corp.	3,500	98,385	Total Investments 104.6%
						(Cost $13,334,320)†		17,032,707
MetLife, Inc.	2,000	74,700	Int'l. Business Machines Corp.	1,500	312,975
Morgan Stanley	2,500	49,100	KLA-Tencor Corp.	3,000	163,260	Excess of Liabilities Over
PNC Financial Services Group, Inc.	1,000	64,490	Microsoft Corp.	6,000	193,500	Other Assets (4.6)%		(742,993)
The Travelers Cos., Inc.	2,000	118,400	NetApp, Inc.*	3,000	134,310	Net Assets 100.0%		$ 16,289,714
US Bancorp	4,300	136,224	Seagate Technology PLC	2,200	59,290
			Texas Instruments, Inc.	4,000	134,440
Wells Fargo & Co.	3,500	119,490	Visa, Inc.	1,500	177,000	* Non-income producing.
		1,404,235				†	Cost for federal income tax purposes is $13,334,320.
Health Care 9.1%			Western Union Co.	2,500	44,000	At March 31, 2012 unrealized appreciation for federal
Amgen, Inc.	1,000	67,990			2,114,940	income tax purposes aggregated $3,698,387 of which
			Materials 2.4%			$4,150,628 related to appreciated securities and
Becton Dickinson & Co.	1,000	77,650				$452,241 related to depreciated securities.
Bristol-Myers Squibb Co.	4,000	135,000	EI Du Pont de Nemours & Co.	2,500	132,250	ADR - American Depositary Receipt
Celgene Corp.*	2,000	155,040
Covidien PLC	2,000	109,360	Freeport-McMoRan Copper & Gold, Inc.	4,000	152,160
Eli Lilly & Co.	2,000	80,540	Praxair, Inc.	1,000	114,640
Gilead Sciences, Inc.*	2,500	122,125			399,050
Johnson & Johnson	1,500	98,940	Telecommunication Services 1.9%
Medtronic, Inc.	1,600	62,704	AT&T, Inc.	2,000	62,460
Merck & Co., Inc.	5,000	192,000
Pfizer, Inc.	7,500	169,950	Rogers Communications, Inc.	2,500	99,250
Stryker Corp.	1,000	55,480	Verizon Communications, Inc.	4,000	152,920
UnitedHealth Group, Inc.	1,000	58,940			314,630
Zimmer Holdings, Inc.	1,500	96,420	Utilities 0.4%
		1,482,139
			Entergy Corp.	1,000	67,200
Industrials 10.1%			Total Domestic Common Stocks
Boeing Co.	2,000	148,740	(Cost $7,351,675)		10,853,120
			Foreign Stocks & ADR's 3.0%
Canadian National Railway Co.	1,800	142,974	Australia 0.7%
Deere & Co.	1,500	121,350	BHP Billiton Ltd. ADR	1,500	108,600
General Dynamics Corp.	1,500	110,070

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Bond Fund
(Unaudited)
Fund Profile (Unaudited)
at March 31, 2012
Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			6.6%	4 yrs. to 5.99 yrs.			19.4%
1 yr. to 2.99 yrs.			39.3%	6 yrs. to 7.99 yrs.			16.7%
3 yrs. to 3.99 yrs.			9.8%	8 yrs. and over			8.2%
Average Effective Duration (for all Fixed Income Holdings) 4.2 years*
Top 10 Holdings**
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FGLMC G05208	5.00%	06/01/36	7.0%	FNMA AJ4048	4.00%	10/01/41	4.4%
FNMA POOL AD3110	5.00%	04/01/40	6.5%	FGLMC C03764	3.50%	02/01/42	4.4%
FED HM LN PC POOL G08372	4.50%	11/01/39	4.5%	FNMA 735997	5.50%	11/01/35	4.1%
FNMA 745418	5.50%	04/01/36	4.5%	FNMA 745336	5.00%	03/01/36	3.3%
FED HM LN PC POOL C03613	4.00%	11/01/40	4.5%	FNMA POOL AJ7689	4.00%	12/01/41	2.9%
				Total of Net Assets			46.1%

* The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.
** "Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments
at March 31, 2012 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 67.7%			Federal National Mortgage			FNMA POOL AJ7689
U.S. Government Agency			Association 39.3%			4%, 12/01/41	1,964 M	$ 2,061,960
Obligations 67.7%			Mortgage-Backed Securities:					25,899,138
						Total Federal National Mortgage
Federal Home Loan Mortgage			25-Year:			Association		27,614,465
Corporation 28.1%			FNMA 735703			Government National Mortgage
Mortgage-Backed Securities:			5%, 04/01/29	1,572 M	$ 1,715,327	Corporation 0.3%
30-Year:			30-Year:			Mortgage-Backed Securities:
FGLMC G05208			FNMA AB0074			15-Year:
5%, 06/01/36	4,547 M	$ 4,913,565	5%, 02/01/35	1,398 M	1,524,103	GNMA 679437X
FED HM LN PC POOL			FNMA 735997			6%, 11/15/22	194 M	212,523
A86980			5.5%, 11/01/35	2,650 M	2,901,141	Total U.S. Government Obligations
4.5%, 07/01/39	1,338 M	1,424,475	FNMA 745336			(Cost $47,348,692)		47,607,686
FED HM LN PC POOL			5%, 03/01/36	2,115 M	2,286,947	Corporate Bonds 22.9%
G08372			FNMA 745418
4.5%, 11/01/39	2,982 M	3,165,091	5.5%, 04/01/36	2,877 M	3,149,286	Basic Industry 1.5%
FED HM LN PC POOL			FNMA 985190			Int'l. Paper Co.
C03613			6%, 08/01/38	1,745 M	1,924,898	4.75%, 02/15/22	500 M	527,926
4%, 11/01/40	3,003 M	3,144,795	FNMA 995525			Sealed Air Corp.
FGLMC Q04321			6%, 12/01/38	1,724 M	1,905,847	8.375%, 09/15/21(a)	500 M	564,375
3.5%, 11/01/41	1,958 M	2,008,665	FNMA POOL AA7681					1,092,301
FGLMC C03764			4.5%, 06/01/39	969 M	1,030,855	Capital Goods 2.6%
3.5%, 02/01/42	2,997 M	3,078,697	FNMA POOL AC2642			Joy Global, Inc.
FGLMC Q05976			4.5%, 10/01/39	1,352 M	1,441,671	5.125%, 10/15/21	875 M	949,253
3.5%, 02/01/42	1,994 M	2,045,410
			FNMA POOL AD3110			L-3 Communications Corp.
Total Federal Home Loan Mortgage			5%, 04/01/40	4,170 M	4,547,624	4.95%, 02/15/21	875 M	916,968
Corporation		19,780,699						1,866,221
			FNMA AJ4048
			4%, 10/01/41	2,958 M	3,124,806	Consumer Cyclical 1.5%
						Ford Motor Credit Co. LLC
						5.75%, 02/01/21	500 M	540,730

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Bond Fund

(Unaudited)

	Principal			Principal	(c)	XL Capital Ltd. is currently fixed at 6.5%. On April
	Amount	Value		Amount	Value	15th, 2017 it converts to a variable rate that floats on
						the 15th of January, April, July, and October. The
(M=$1,000)		(Note 2)		(M=$1,000)	(Note 2)	interest rate will equal the 3-month Libor rate plus
Macy's Retail Holdings, Inc.			Verizon Communications, Inc.			2.4575%.
3.875%, 01/15/22	500 M	$ 502,450	3.5%, 11/01/21	1,000 M	$ 1,025,138
		1,043,180			1,523,263
Consumer Non-Cyclical 2.2%			Total Corporate Bonds
			(Cost $15,476,802)		16,101,533
Pernod Ricard SA
4.45%, 01/15/22(a)	1,000 M	1,016,373	Commercial Mortgage-Backed Securities 2.3%
SABMiller Holdings, Inc.			CSFB 05-C4 AJ
3.75%, 01/15/22(a)	500 M	509,718	5.19%, 08/15/38	500 M	500,134
		1,526,091	CSFB 05-C6 AJ
Energy 1.7%			5.23%, 12/15/40	250 M	247,143
Newfield Exploration Co.			JPMCC 06-LDP8 AM
5.75%, 01/30/22	125 M	131,563	5.44%, 05/15/45	780 M	838,292
Nexen, Inc.			Total Commercial Mortgage-Backed
6.4%, 05/15/37	975 M	1,075,483	Securities
		1,207,046	(Cost $1,444,921)		1,585,569
Financials 2.3%				Principal
				Amount	Value
Ally Financial, Inc.				(M=$1,000)	(Note 2)
5.5%, 02/15/17	750 M	751,684
Discover Bank/Greenwood DE			Corporate Short-term Notes 1.4%
7%, 04/15/20	275 M	316,045	Nestle Capital Corp.
Int'l. Lease Finance Corp.			0.05%, 04/02/12
6.5%, 09/01/14(a)	500 M	530,625	(Cost $999,999)	1,000 M	999,999

		1,598,354	U.S. Treasury Obligations 7.1%
Health Care 1.4%			U.S. Treasury Bill
Cigna Corp.			0.025%, 04/05/12
4%, 02/15/22	1,000 M	1,019,776	(Cost $4,999,986)	5,000 M	4,999,986
Insurance 3.7%
CNA Financial Corp.					Value
5.75%, 08/15/21	800 M	854,055		Shares	(Note 2)
Liberty Mutual Group, Inc.
7%, 03/07/67(a)	250 M	226,250	Institutional Money Market Funds 3.3%
Prudential Financial, Inc.			State Street Institutional US
4.5%, 11/16/21	500 M	531,978	Government Money Market Fund
			(Cost $2,308,135)	2,308,135	2,308,135
XL Capital Ltd.			Total Investments 104.7%
6.5%, 12/31/49(b)(c)	300 M	255,750	(Cost $72,578,535)†		73,602,908
XL Group Ltd.
5.75%, 10/01/21	650 M	709,944	Excess of Liabilities Over
		2,577,977	Other Assets (4.7)%		(3,296,412)
Media 2.5%
Dish DBS Corp.			Net Assets 100.0%		$ 70,306,496
6.75%, 06/01/21	500 M	541,250

NBCUniversal Media LLC			†	Cost for federal income tax purposes is $72,578,535.
4.375%, 04/01/21	1,000 M	1,073,145	At March 31, 2012 unrealized appreciation for federal
XM Satellite Radio, Inc.			income tax purposes aggregated $1,024,373 of which
7.625%, 11/01/18(a)	125 M	135,625	$1,049,793 related to appreciated securities and
			$25,420 related to depreciated securities.
		1,750,020
Real Estate 1.3%			(a)	Security exempt from registration under Rule 144A of
the Securities Act of 1933, as amended. These
Health Care Reality, Inc.			securities may be resold in transactions exempt from
4.95%, 01/15/21	875 M	897,304	registration, normally to qualified institutional
			buyers. At March 31, 2012, the market value of rule
Telecommunications 2.2%			144A securities amounted to $2,982,966 or 4.24% of
MetroPCS Wireless, Inc.			net assets.
6.625%, 11/15/20	500 M	498,125
			(b) Step Up/Down.

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Common Stock Fund
(Unaudited)
Fund Profile (Unaudited)
at March 31, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.1%	Consumer Discretionary	10.3%
Health Care	13.8%	Consumer Staples	10.2%
Financials	13.5%	Materials	4.0%
Industrials	12.6%	Telecommunication Services	3.0%
Energy	12.1%	Utilities	0.3%
Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
ExxonMobil Corp.	2.6%	Procter & Gamble Co.	1.9%
Int'l. Business Machines Corp.	2.5%	Honeywell Int'l., Inc.	1.9%
PepsiCo, Inc.	2.0%	Comcast Corp.	1.7%
Chevron Corp.	2.0%	Noble Energy, Inc.	1.6%
United Technologies Corp.	1.9%	Johnson & Johnson	1.6%
		Total of Net Assets	19.7%

*"Top Sectors" includes Domestic Common Stocks, Domestic Exchange Traded Funds and Foreign Stocks & ADRs.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments
at March 31, 2012 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)

Domestic Common Stocks 92.7%			Chevron Corp.	40,000	$ 4,289,600	Toronto-Dominion Bank	25,000	$ 2,123,750
Consumer Discretionary 10.3%			EOG Resources, Inc.	15,000	1,666,500	US Bancorp	75,000	2,376,000
Comcast Corp.	120,000	$ 3,541,200	ExxonMobil Corp.	65,000	5,637,450	Wells Fargo & Co.	70,000	2,389,800
Gap, Inc.	91,900	2,402,266	Marathon Oil Corp.	50,000	1,585,000			27,120,526
McDonald's Corp.	15,000	1,471,500	Marathon Petroleum			Health Care 12.7%
McGraw-Hill Cos., Inc.	40,000	1,938,800	Corp.	25,000	1,084,000	Aetna, Inc.	30,000	1,504,800
Nike, Inc.	15,000	1,626,600	McDermott Int'l., Inc.*	76,300	977,403	Amgen, Inc.	30,000	2,039,700
Omnicom Group, Inc.	40,000	2,026,000	Noble Energy, Inc.	35,000	3,422,300	Becton Dickinson & Co.	20,000	1,553,000
Staples, Inc.	45,000	728,100	Schlumberger Ltd.	30,000	2,097,900	Bristol-Myers Squibb Co.	65,000	2,193,750
Time Warner Cable, Inc.	35,000	2,852,500	Transocean Ltd.	18,000	984,600	Celgene Corp.*	15,000	1,162,800
Time Warner, Inc.	75,000	2,831,250	Weatherford Int'l. Ltd.*	63,800	962,742	Covidien PLC	25,000	1,367,000
					25,723,395
TJX Cos., Inc.	60,000	2,382,600				Eli Lilly & Co.	25,000	1,006,750
		21,800,816	Financials 12.8%			Forest Laboratories, Inc.*	20,000	693,800
Consumer Staples 9.5%			ACE Ltd.	23,000	1,683,600	Gilead Sciences, Inc.*	35,000	1,709,750
			American Express Co.	43,100	2,493,766
Altria Group, Inc.	50,000	1,543,500	Bank of America Corp.	100,000	957,000	Johnson & Johnson	50,000	3,298,000
CVS Caremark Corp.	30,000	1,344,000				Medtronic, Inc.	36,200	1,418,678
HJ Heinz Co.	30,000	1,606,500	Bank of New York Mellon Corp.	50,000	1,206,500	Merck & Co., Inc.	60,000	2,304,000
Kellogg Co.	25,000	1,340,750
Kraft Foods, Inc.	45,000	1,710,450	Chubb Corp.	30,000	2,073,300	Mettler-Toledo Int'l., Inc.*	4,800	886,800
			CME Group, Inc.	4,500	1,301,985	Pfizer, Inc.	125,000	2,832,500
PepsiCo, Inc.	65,000	4,312,750				Stryker Corp.	10,000	554,800
Philip Morris Int'l., Inc.	25,000	2,215,250	Goldman Sachs Group, Inc.	15,000	1,865,550
Procter & Gamble Co.	60,000	4,032,600	JPMorgan Chase & Co.	40,000	1,839,200	UnitedHealth Group, Inc.	15,000	884,100
						Zimmer Holdings, Inc.	25,000	1,607,000
Wal-Mart Stores, Inc.	35,000	2,142,000	MetLife, Inc.	40,000	1,494,000			27,017,228
Energy 12.1%		20,247,800	Morgan Stanley	62,500	1,227,500	Industrials 12.6%
Apache Corp.	17,500	1,757,700	PNC Financial Services Group, Inc.	17,500	1,128,575	Babcock & Wilcox Co.*	40,000	1,030,000
Baker Hughes, Inc.	30,000	1,258,200	The Travelers Cos., Inc.	50,000	2,960,000	Boeing Co.	20,000	1,487,400

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Common Stock Fund
(Unaudited)

		Space			Space	†	Cost for federal income tax purposes is $154,711,537.
		Value			Value		At March 31, 2012 unrealized appreciation for federal
	Shares	(Note 2)		Shares	(Note 2)		which $65,255,051 related to appreciated securities
Canadian National			Utilities 0.3%				and $8,032,344 related to depreciated securities.
Railway Co.	23,100	$ 1,834,833	Entergy Corp.	10,000	$ 672,000	ADR	- American Depositary Receipt
Deere & Co.	20,000	1,618,000	Total Domestic Common Stocks			SPDR	- Standard & Poor's Depository Receipts
General Dynamics Corp.	25,000	1,834,500	(Cost $142,735,493)		197,103,247
General Electric Co.	100,000	2,007,000	Domestic Exchange Traded Funds 0.7%
Honeywell Int'l., Inc.	65,000	3,968,250	Financials 0.7%
L-3 Communications Holdings, Inc.	15,000	1,061,550	SPDR KBW Regional Banking*
Northrop Grumman Corp.	30,000	1,832,400	(Cost $1,057,149)	50,000	1,423,500
Tyco Int'l. Ltd.	30,000	1,685,400	Foreign Stocks & ADR's 4.5%
Union Pacific Corp.	12,000	1,289,759	Australia 0.8%
United Technologies			BHP Billiton Ltd. ADR	25,000	1,810,000
Corp.	50,000	4,147,000	Germany 1.3%
Verisk Analytics, Inc.*	40,000	1,878,800	SAP AG ADR	40,000	2,792,800
Waste Management, Inc.	35,000	1,223,600	Israel 0.6%
		26,898,492	Teva Pharmaceutical
Information Technology 16.8%			Industries Ltd. ADR	27,500	1,239,150
Accenture PLC	45,000	2,902,500	Mexico 0.6%
Activision Blizzard, Inc.	108,500	1,390,970
Broadcom Corp.	50,000	1,965,000	America Movil SA de CV ADR	50,000	1,241,500
Check Point Software			Switzerland 0.5%
Technologies Ltd.*	40,000	2,553,600	Novartis AG ADR	20,000	1,108,200
Cisco Systems, Inc.	75,000	1,586,250	United Kingdom 0.7%
Dell, Inc.*	75,000	1,245,000	Diageo PLC ADR	15,000	1,447,500
EMC Corp.*	100,000	2,988,000	Total Foreign Stocks & ADR's
Hewlett-Packard Co.	25,000	595,750	(Cost $7,150,548)		9,639,150
Intel Corp.	60,000	1,686,600	Institutional Money Market Funds 0.6%
Int'l. Business Machines Corp.	25,000	5,216,250	State Street Institutional US
			Government Money Market Fund
			(Cost $1,268,371)	1,268,371	1,268,371
KLA-Tencor Corp.	30,000	1,632,600
Microsoft Corp.	85,000	2,741,250		Principal
				Amount	Value
NetApp, Inc.*	37,000	1,656,490	(M=$1,000)		(Note 2)
Seagate Technology PLC	50,000	1,347,500	U.S. Treasury Obligations 0.7%
Texas Instruments, Inc.	85,000	2,856,850
			U.S. Treasury Bill
Visa, Inc.	17,500	2,065,000	0.03%, 04/19/12
Western Union Co.	75,000	1,320,000	(Cost $1,499,978)	1,500 M	1,499,978
		35,749,610
Materials 3.2%			U.S. Government Obligations 0.5%
EI Du Pont de Nemours & Co.	40,000	2,116,000	Federal Home Loan Bank 0.5%
			Agency Discount Notes:
Freeport-McMoRan			0.02%, 04/04/12
Copper & Gold, Inc.	70,000	2,662,800	(Cost $999,998)	1,000 M	999,998
Praxair, Inc.	17,000	1,948,880	Total Investments 99.7%
		6,727,680	(Cost $154,711,537)†		211,934,244
Telecommunication Services 2.4%			Other Assets in Excess of
AT&T, Inc.	40,000	1,249,200	Liabilities 0.3%		579,443

Rogers Communications, Inc.	50,000	1,985,000	Net Assets 100.0%		$ 212,513,687
Verizon Communications,
Inc.	50,000	1,911,500	* Non-income producing.
		5,145,700

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Mid Cap Fund
(Unaudited)
Fund Profile (Unaudited)
at March 31, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	19.0%	Energy	8.6%
Industrials	18.0%	Consumer Staples	4.6%
Consumer Discretionary	15.6%	Materials	4.6%
Health Care	13.9%	Utilities	1.2%
Financials	11.6%	Telecommunication Services	0.5%

Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
Nu Skin Enterprises, Inc.	1.6%	Superior Energy Services, Inc.	1.4%
Plains Exploration & Production Co.	1.6%	HCC Insurance Holdings, Inc.	1.3%
NICE Systems Ltd.	1.6%	Copart, Inc.	1.3%
LKQ Corp.	1.6%	PVH Corp.	1.3%
Dick's Sporting Goods, Inc.	1.4%	Micros Systems, Inc.	1.3%
		Total of Net Assets	14.4%

*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments
at March 31, 2012 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 93.8%			Core Laboratories NV	1,340	$ 176,304	Zions Bancorporation	7,410	$ 159,019
Consumer Discretionary 15.6%			Dril-Quip, Inc.*	1,730	112,485			1,763,210
Ascena Retail Group, Inc.*	4,430	$ 196,338	Newfield Exploration Co.*	3,800	131,784	Health Care 13.2%
BorgWarner, Inc.*	1,290	108,799	Plains Exploration &			Bio-Rad Laboratories, Inc.*	1,120	116,133
Dana Holding Corp.	7,100	110,050	Production Co.*	6,550	279,357
Darden Restaurants, Inc.	3,930	201,059	Range Resources Corp.	1,630	94,768	Catalyst Health Solutions, Inc.*	2,970	189,278
Dick's Sporting Goods, Inc.	5,090	244,727	SM Energy Co.	800	56,616	Dentsply Int'l., Inc.	4,350	174,565
Dollar Tree, Inc.*	2,300	217,327	Superior Energy Services, Inc.*	8,906	234,762	Endo Pharmaceuticals Holdings, Inc.*	2,270	87,917
Gentex Corp.	4,240	103,880	Tidewater, Inc.	3,560	192,311	Gen-Probe, Inc.*	1,980	131,492
Guess? Inc	4,700	146,875	Weatherford Int'l. Ltd.*	7,030	106,083	Henry Schein, Inc.*	2,130	161,198
Hanesbrands, Inc.*	4,200	124,068			1,499,411	IDEXX Laboratories, Inc.*	1,740	152,163
Jarden Corp.	3,430	137,989	Financials 10.1%			Life Technologies Corp.*	3,730	182,099
LKQ Corp.*	8,800	274,296				Masimo Corp.*	7,200	168,336
Morningstar, Inc.	2,620	165,191	Affiliated Managers Group, Inc.*	1,230	137,526	Mednax, Inc.*	2,050	152,458
O'Reilly Automotive, Inc.*	1,580	144,333	City National Corp/CA	3,580	187,843	Mettler-Toledo Int'l., Inc.*	570	105,308
PVH Corp.	2,530	226,005	East West Bancorp, Inc.	7,450	172,020	Quality Systems, Inc.	3,300	144,309
Texas Roadhouse, Inc.	7,090	117,977	Endurance Specialty Holdings Ltd.	3,790	154,101	Resmed, Inc.*	7,110	219,770
Tractor Supply Co.	2,200	199,232				Techne Corp.	2,530	177,353
		2,718,146	Everest Re Group Ltd.	1,380	127,678
Consumer Staples 4.6%			HCC Insurance Holdings, Inc.	7,510	234,087	Varian Medical Systems, Inc.*	1,880	129,645
Church & Dwight Co., Inc.	4,250	209,058	MSCI, Inc.*	2,500	92,025			2,292,024
Energizer Holdings, Inc.*	1,300	96,434	New York Community Bancorp, Inc.	8,961	124,647	Industrials 18.0%
Flowers Foods, Inc.	10,446	212,785	Northern Trust Corp.	2,160	102,492	Ametek, Inc.	4,490	217,810
Nu Skin Enterprises, Inc.	4,840	280,284				Cintas Corp.	4,370	170,954
		798,561	Raymond James Financial, Inc.	4,770	174,248	Copart, Inc.*	8,880	231,502
Energy 8.6%			WR Berkley Corp.	2,700	97,524	Donaldson Co., Inc.	5,380	192,227
CARBO Ceramics, Inc.	1,090	114,941

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Mid Cap Fund
(Unaudited)

		Space			Space
		Value			Value
	Shares	(Note 2)		Shares	(Note 2)
Flowserve Corp.	1,870	$ 216,004	Utilities 1.2%
Gardner Denver, Inc.	1,630	102,723	ITC Holdings Corp.	2,630	$ 202,352
Genesee & Wyoming, Inc.*	1,700	92,786	Total Domestic Common Stocks
			(Cost $11,934,228)		16,332,204
IDEX Corp.	4,710	198,432
IHS, Inc.*	2,130	199,474	Foreign Stocks & ADR's 2.3%
			Israel 1.6%
Jacobs Engineering Group, Inc.*	3,660	162,394	NICE Systems Ltd. ADR*	7,095	278,833
			United Kingdom 0.7%
JB Hunt Transport Services, Inc.	3,660	198,994	Shire Ltd. ADR	1,280	121,280
Joy Global, Inc.	1,550	113,925	Total Foreign Stocks & ADR's
			(Cost $230,036)		400,113
MSC Industrial Direct Co., Inc.	2,340	194,875	Real Estate Investment Trusts 1.5%
Quanta Services, Inc.*	7,910	165,319	Financials 1.5%
Regal-Beloit Corp	2,290	150,110	American Tower Corp.	2,500	157,550
Roper Industries, Inc.	2,030	201,295	Home Properties, Inc. (a)	1,830	111,648
Stericycle, Inc.*	1,730	144,697	Total Real Estate Investment Trusts
Waste Connections, Inc.	5,660	184,120	(Cost $154,178)		269,198
		3,137,641	Institutional Money Market Funds 3.6%
Information Technology 17.4%			State Street Institutional US
			Government Money Market Fund
Altera Corp.	2,220	88,400	(Cost $622,140)	622,140	622,140
ANSYS, Inc.*	2,620	170,352	Total Investments 101.2%
Citrix Systems, Inc.*	1,300	102,583	(Cost $12,940,582)†		17,623,655
Dolby Laboratories, Inc.*	4,900	186,494	Excess of Liabilities Over
FLIR Systems, Inc.	4,790	121,235	Other Assets (1.2)%		(205,068)
Informatica Corp.*	3,360	177,744
			Net Assets 100.0%		$ 17,418,587
Jack Henry & Associates, Inc.	4,140	141,257
Microchip Technology, Inc.	3,700	137,640
			* Non-income producing.
Micros Systems, Inc.*	4,050	223,924	†	Cost for federal income tax purposes is $12,940,582.
NeuStar, Inc.*	4,800	178,800	At March 31, 2012 unrealized appreciation for federal
			income tax purposes aggregated $4,683,073 of which
			$4,921,612 related to appreciated securities and
Nuance Communications, Inc.*	6,620	169,340	$238,539 related to depreciated securities.
Open Text Corp.*	3,510	214,637	(a)	Return of capital paid during the fiscal period.
Plantronics, Inc.	4,290	172,715	ADR - American Depositary Receipt
Polycom, Inc.*	9,580	182,691
Power Integrations, Inc.	4,910	182,259
Riverbed Technology, Inc.*	7,020	197,122
Semtech Corp.*	6,740	191,820
Trimble Navigation Ltd.*	3,440	187,205
		3,026,218
Materials 4.6%
AptarGroup, Inc.	3,660	200,458
Ecolab, Inc.	3,260	201,207
Rockwood Holdings, Inc.*	3,700	192,955
Steel Dynamics, Inc.	14,675	213,375
		807,995
Telecommunication Services 0.5%
tw telecom, Inc.*	3,910	86,646

			The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Small Company Fund
(Unaudited)
Fund Profile (Unaudited)
at March 31, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	21.3%	Financials	10.8%
Industrials	19.8%	Energy	6.6%
Consumer Discretionary	14.6%	Consumer Staples	5.1%
Health Care	14.2%	Materials	2.9%
		Utilities	1.0%

Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
NICE Systems Ltd.	1.9%	IDEX Corp.	1.4%
Open Text Corp.	1.8%	Progress Software Corp.	1.4%
Hain Celestial Group, Inc.	1.8%	Healthcare Services Group, Inc.	1.3%
Diodes, Inc.	1.6%	Actuant Corp.	1.3%
Copart, Inc.	1.5%	Plantronics, Inc.	1.3%
		Total of Net Assets	15.3%

*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments
at March 31, 2012 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 91.5%			Energy 6.6%			Cyberonics, Inc.*	14,200	$ 541,446
Consumer Discretionary 14.6%			CARBO Ceramics, Inc.	5,400	$ 569,430	Gen-Probe, Inc.*	6,900	458,229
Ascena Retail Group, Inc.*	15,600	$ 691,392	Dril-Quip, Inc.*	9,000	585,180	Haemonetics Corp.*	10,800	752,544
Buffalo Wild Wings, Inc.*	5,900	535,071	Key Energy Services, Inc.*	39,500	610,275	ICU Medical, Inc.*	10,900	535,844
Dana Holding Corp.	25,000	387,500	Oil States Int'l., Inc.*	5,800	452,748	Integra LifeSciences
Express, Inc.*	3,600	89,928	Resolute Energy Corp.*	48,200	548,516	Holdings Corp.*	14,600	506,474
Iconix Brand Group, Inc.*	45,300	787,314				Masimo Corp.*	24,800	579,824
LKQ Corp.*	13,500	420,795	Superior Energy Services, Inc.*	28,358	747,517	Myriad Genetics, Inc.*	23,100	546,546
Men's Wearhouse, Inc.	14,900	577,673	Tidewater, Inc.	10,000	540,200	NxStage Medical, Inc.*	29,400	566,538
Monro Muffler Brake, Inc.	18,000	746,820			4,053,866	Quality Systems, Inc.	11,900	520,387
			Financials 8.6%
Morningstar, Inc.	8,200	517,010	City National Corp/CA	12,500	655,875	Sirona Dental Systems, Inc.*	12,100	623,634
Penn National Gaming, Inc.*	15,500	666,190	East West Bancorp, Inc.	25,700	593,413	Techne Corp.	9,200	644,920
Steven Madden Ltd.*	18,000	769,500	Endurance Specialty Holdings Ltd.	19,800	805,068	Volcano Corp.*	12,900	365,715
Texas Roadhouse, Inc.	46,600	775,424	Evercore Partners, Inc.	21,700	630,819	West Pharmaceutical Services, Inc.	10,500	446,565
Vitamin Shoppe, Inc.*	16,300	720,623						8,229,948
Warnaco Group, Inc.*	7,300	426,320	HCC Insurance Holdings, Inc.	18,400	573,528	Industrials 19.8%
Wolverine World Wide, Inc.	20,900	777,062	ProAssurance Corp.	6,000	528,660	Actuant Corp.	27,900	808,821
		8,888,622	Prosperity Bancshares, Inc.	9,100	416,780	Aerovironment, Inc.*	15,200	407,512
Consumer Staples 5.1%			Stifel Financial Corp.*	18,600	703,824	Clarcor, Inc.	14,000	687,260
Casey's General Stores, Inc.	10,100	560,146	SVB Financial Group*	4,800	308,832	Copart, Inc.*	35,000	912,450
					5,216,799
Flowers Foods, Inc.	36,700	747,579	Health Care 13.5%			Esterline Technologies Corp.*	6,100	435,906
Hain Celestial Group, Inc.*	24,600	1,077,726	Bio-Rad Laboratories, Inc.*	4,000	414,760	Forward Air Corp.	9,500	348,365
Nu Skin Enterprises, Inc.	12,400	718,084				Gardner Denver, Inc.	5,200	327,704
		3,103,535	Catalyst Health Solutions, Inc.*	11,400	726,522	Genesee & Wyoming, Inc.*	8,600	469,388

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Small Company Fund
(Unaudited)

		Space			Space
		Value			Value
	Shares	(Note 2)		Shares	(Note 2)
			ITC Holdings Corp.	4,100	$ 315,454
Healthcare Services Group, Inc.	38,650	$ 822,085			601,740
Heartland Express, Inc.	23,200	335,472	Total Domestic Common Stocks
HUB Group, Inc.*	10,100	363,903	(Cost $39,329,025)		55,747,528
IDEX Corp.	19,700	829,961	Foreign Stocks & ADR's 2.6%
II-VI, Inc.*	29,800	704,770	Ireland 0.7%
Kaydon Corp.	11,100	283,161	ICON PLC ADR*	20,100	426,522
Middleby Corp.*	7,500	758,850	Israel 1.9%
MSC Industrial Direct Co., Inc.	4,000	333,120	NICE Systems Ltd. ADR*	29,500	1,159,350
			Total Foreign Stocks & ADR's
			(Cost $1,307,913)		1,585,872
Portfolio Recovery
Associates, Inc.*	6,600	473,352	Real Estate Investment Trusts 2.2%
Regal-Beloit Corp	8,200	537,510	Financials 2.2%
Ritchie Bros Auctioneers, Inc.	17,900	425,304	BioMed Realty Trust, Inc. (a)	18,300	347,334
Toro Co.	7,100	504,881	Corporate Office
Wabtec Corp.	8,600	648,182	Properties Trust (a)	19,700	457,237
Waste Connections, Inc.	19,900	647,347	Home Properties, Inc. (a)	8,800	536,888
			Total Real Estate Investment Trusts
		12,065,304	(Cost $1,197,533)		1,341,459
Information Technology 19.4%			Institutional Money Market Funds 2.6%
Acme Packet, Inc.*	20,800	572,416	State Street Institutional US
CommVault Systems, Inc.*	10,200	506,328	Government Money Market Fund
Constant Contact, Inc.*	15,400	458,766	(Cost $1,567,227)	1,567,227	1,567,227
Diodes, Inc.*	41,700	966,606		Principal
				Amount	Value
Factset Research Systems, Inc.	3,900	386,256		(M=$1,000)	(Note 2)
Hittite Microwave Corp.*	10,500	570,255	Corporate Short-term Notes 2.5%
j2 Global, Inc.	27,200	780,096	Toyota Motor Credit
			0.02%, 04/05/12
Jack Henry & Associates, Inc.	21,600	736,992	(Cost $1,499,997)	1,500 M	1,499,997
Micros Systems, Inc.*	14,000	774,060	Total Investments 101.4%
NeuStar, Inc.*	16,500	614,625	(Cost $44,901,695)†		61,742,083
Open Text Corp.*	17,700	1,082,355	Excess of Liabilities Over
Plantronics, Inc.	20,000	805,200	Other Assets (1.4)%		(879,144)
Power Integrations, Inc.	19,900	738,688
Progress Software Corp.*	35,000	826,700	Net Assets 100.0%		$ 60,862,939
Rofin-Sinar Technologies, Inc.*	29,800	785,826	* Non-income producing.
			†	Cost for federal income tax purposes is $44,901,695.
Semtech Corp.*	21,800	620,428	At March 31, 2012 unrealized appreciation for federal
SolarWinds, Inc.*	14,700	568,155	income tax purposes aggregated $16,840,388 of
		11,793,752	which $17,616,633 related to appreciated securities
			and $776,245 related to depreciated securities.
Materials 2.9%			(a)	Return of capital paid during the fiscal period.
AptarGroup, Inc.	11,600	635,332	ADR	- American Depositary Receipt
NewMarket Corp.	1,700	318,580
Rockwood Holdings, Inc.*	7,000	365,050
Sensient Technologies Corp.	12,500	475,000
		1,793,962
Utilities 1.0%
Atmos Energy Corp.	9,100	286,286

		The accompanying notes are an integral part of the financial statements.

NOTE 1: ORGANIZATION:

The Sentinel Variable Products Trust (the “Trust”) is an open-end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of insurance companies to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of five separate and distinct funds: Sentinel Variable Products Balanced Fund, Sentinel Variable Products Bond Fund, Sentinel Variable Products Common Stock Fund, Sentinel Variable Products Mid Cap Fund and Sentinel Variable Products Small Company Fund, all of which are diversified. The five funds of the Trust are referred to hereinafter collectively as the “Funds”, and individually as a “Fund.”

NOTE 2:

SECURITY VALUATION:

Equity securities that are traded on a national securities exchange and over-the-counter securities (“OTC”) listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Trustees. The Board has delegated this responsibility to a pricing committee, subject to its review and supervision.

FAIR VALUE MEASUREMENT:

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

  Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts, Exchange Traded Funds and Standard & Poor’s Depository Receipts that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.
  Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments and OTC securities not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RIC’s) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.
  Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Sentinel Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Trust believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no significant changes in valuation techniques during the fiscal year, but the Sentinel Pricing Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of March 31, 2012 were as follows:

	Quoted Prices
	(Unadjusted) in	Other
	Active Markets	Significant	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
SVP Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments in Securities:
Balanced:
Corporate Short-
Term Notes	$ –	$ 599,995	$ – $	599,995
Domestic Common
Stocks	10,853,120	–	–	10,853,120
Foreign Stocks &
ADR’s	478,970	–	–	478,970
Institutional Money
Market Funds	–	667,257	–	667,257
Mortgage-Backed
Securities	–	4,433,365	–	4,433,365
Totals	$ 11,332,090	$ 5,700,617	$ –	$ 17,032,707

Bond:
Commercial
Mortgage-Backed
Securities	$ –	$ 1,585,569	$ –	$ 1,585,569
Corporate Bonds	–	16,101,533	–	16,101,533
Corporate Short-
Term Notes	–	999,999	–	999,999
Institutional Money
Market Funds	–	2,308,135	–	2,308,135
Mortgage-Backed
Securities	–	47,607,686	–	47,607,686
U.S. Treasury
Obligations	–	4,999,986	–	4,999,986
Totals	$ –	$ 73,602,908	$ –	$ 73,602,908

Common Stock:
Agency Discount
Notes	$ –	$ 999,998	$ –	$ 999,998
Domestic Common
Stocks	197,103,247	–	–	197,103,247
Domestic Exchange
Traded Funds	1,423,500	–	–	1,423,500
Institutional Money
Market Funds	–	1,268,371	–	1,268,371
Foreign Stocks &
ADR’s	9,639,150	–	–	9,639,150

	Quoted Prices
	(Unadjusted) in	Other
	Active Markets	Significant	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
SVP Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
U.S. Treasury
Obligations	–	1,499,978	–	1,499,978
Totals	$ 208,165,897	$ 3,768,347	$ –	$ 211,934,244

Mid Cap:
Domestic Common
Stocks	$ 16,332,204	$ –	$ –	$ 16,332,204
Foreign Stocks &
ADR’s	400,113	–	–	400,113
Institutional Money
Market Funds	–	622,140	–	622,140
Real Estate
Investment Trusts	269,198	–	–	269,198
Totals	$ 17,001,515	$ 622,140	$ –	$ 17,623,655

Small Company:
Corporate Short-
Term Notes	$ –	$ 1,499,997	$ –	$ 1,499,997
Domestic Common
Stocks	55,747,528	–	–	55,747,528
Foreign Stocks &
ADR’s	1,585,872	–	–	1,585,872
Institutional Money
Market Funds	–	1,567,227	–	1,567,227
Real Estate
Investment Trusts	1,341,459	–	–	1,341,459
Totals	$ 58,674,859	$ 3,067,224	$ –	$ 61,742,083

Liabilities:
None.

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities.

There was no reportable Fair Value Level 3 activity for the fiscal three months ended March 31, 2012.

There were no transfers between Level 1, Level 2 and Level 3 investments for the fiscal three months ended March 31, 2012.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Chief Executive Officer and Vice President & Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as an exhibit.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

By /s/ Thomas P. Malone -------------------------------------- Thomas P. Malone Vice President & Treasurer Date: May 29, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Christian Thwaites
-------------------------------------
Christian Thwaites
President and Chief Executive Officer
Date: May 29, 2012

By /s/ Thomas P. Malone
-------------------------------------
Thomas P. Malone
Vice President & Treasurer
Date: May 29, 2012